Dividends (Tables)	12 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2025, 2024 and 2023:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
August 6, 2025	$0.527	September 30, 2025	$57,156	October 31, 2025
May 7 ,2025	$0.527	June 30, 2025	$57,969	July 25, 2025
February 4, 2025	$0.527	March 31, 2025	$58,615	April 25, 2025
November 12, 2024	$0.479	December 31, 2024	$53,729	January 31, 2025
August 7, 2024	$0.479	September 30, 2024	$54,081	October 25, 2024
May 8, 2024	$0.479	June 28, 2024	$54,703	July 26, 2024
February 6, 2024	$0.479	March 29, 2024	$55,528	April 26, 2024
November 7, 2023	$0.435	December 29, 2023	$50,683	January 26, 2024
August 2, 2023	$0.435	September 29, 2023	$51,053	October 27, 2023
May 10, 2023	$0.435	June 30, 2023	$51,781	July 28, 2023
January 31, 2023	$0.435	March 31, 2023	$52,309	April 28, 2023
November 8, 2022	$0.395	December 30, 2022	$47,635	January 27, 2023